Stockholders' equity - Obligations to deliver (Details) SFr / shares in Units, SFr in Millions, $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 28, 2021 SFr / shares	Feb. 24, 2021 USD ($) shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2020 USD ($) shares
Option Indexed to Issuer's Equity [Line Items]
Call options held by bank (in shares)			9,700,000			9,700,000
Call options held by the bank, weighted-average strike price (in Swiss francs per share) | SFr / shares			SFr 21.15
Call options held by bank, exercisable (in shares)			5,300,000			5,300,000
Call options held by the bank, exercisable, weighted-average strike price (in Swiss francs per share) | SFr / shares			SFr 20.99
Subsequent event
Option Indexed to Issuer's Equity [Line Items]
Proposed distribution (in Swiss francs per share) | SFr / shares	SFr 0.80
Subsequent event | Buyback program
Option Indexed to Issuer's Equity [Line Items]
Shares repurchased, shares		14,000,000
Shares repurchased, value | $		$ 400
Subsequent event | Open market
Option Indexed to Issuer's Equity [Line Items]
Shares repurchased, shares		13,000,000
Shares repurchased, value | $		$ 378
Minimum
Option Indexed to Issuer's Equity [Line Items]
Call options held by the bank, strike price (in Swiss francs per share) | SFr / shares			19.00
Call options held by the bank, exercisable, strike price (in Swiss francs per share) | SFr / shares			19.00
Maximum
Option Indexed to Issuer's Equity [Line Items]
Call options held by the bank, strike price (in Swiss francs per share) | SFr / shares			23.50
Call options held by the bank, exercisable, strike price (in Swiss francs per share) | SFr / shares			SFr 23.50
ABB Ltd (unconsolidated)
Option Indexed to Issuer's Equity [Line Items]
Total statutory stockholders' equity			SFr 9,063			$ 10,287
Share capital of ABB Ltd, Zurich			260			295
Reserves of ABB Ltd, Zurich			12,032			13,657
Restricted legal reserves for own shares of ABB Ltd, Zurich			3,229			3,665
Share capital restricted and not available for distribution			SFr 52			$ 59
Percentage of share capital restricted			20.00%			20.00%
Options under 2015 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares			SFr 19.50
Options under 2015 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			15,600,000			15,600,000
Options under 2016 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares			SFr 21.50
Options under 2016 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			14,500,000			14,500,000
Options under 2017 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares			SFr 22.50
Options under 2017 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			12,800,000			12,800,000
Options under 2018 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares			SFr 23.50
Options under 2018 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			12,500,000			12,500,000
Options under 2019 launch of MIP
Option Indexed to Issuer's Equity [Line Items]
Strike price of options granted (in Swiss francs per share) | SFr / shares			SFr 19.00
Options under 2019 launch of MIP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			11,800,000			11,800,000
ESAP
Option Indexed to Issuer's Equity [Line Items]
Shares issued from treasury stock (in shares)			1,400,000	500,000	0
ESAP | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options granted (in shares)			2,100,000			2,100,000
Other share-based payment arrangements | Maximum
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of options and shares granted (in shares)			1,000,000			1,000,000
LTIP 2020, 2019 and 2018 Launches
Option Indexed to Issuer's Equity [Line Items]
Outstanding obligation of shares granted (in shares)			6,700,000			6,700,000
MIP
Option Indexed to Issuer's Equity [Line Items]
Shares issued relating to call options (in shares)			16,500,000		2,400,000